Summary of significant accounting policies- Others (Details) - CNY (¥)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Treasury shares
Number of ordinary shares included in treasury shares account	146,780,688	149,903,376
Statutory reserves
Percentage of after-tax profit from subsidiaries incorporated in the PRC required to be appropriated to the statutory reserves	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserve fund are no longer required	50.00%
Appropriation to the enterprise expansion fund and staff welfare and bonus fund	¥ 0	¥ 0	¥ 0
Before the Share Subdivision
Treasury shares
Number of ordinary shares included in treasury shares account		18,737,922
PRC
Statutory reserves
Appropriation to statutory reserves	¥ 1,032,000,000	¥ 690,000,000	¥ 298,000,000
Minimum
Derivatives and hedging
Ratio determining effective hedging relationship	80.00%
Maximum
Derivatives and hedging
Ratio determining effective hedging relationship	125.00%
Foreign exchange contracts | Net investment hedges
Derivatives and hedging
Derivatives	¥ 0